FINANCING RECEIVABLES AND OPERATING LEASES - Future Minimum Rental Payments for Operating Leases (Details) $ in Thousands	Mar. 31, 2025 USD ($)
FINANCING RECEIVABLES AND OPERATING LEASES [Abstract]
Year ending March 31, 2026	$ 823
2027	292
2028	85
2029	23
Total	$ 1,223